Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred tax liabilities					$ 128,054,000	$ 920,000
Liability for unrecognized tax benefits	$ 0		$ 0		$ 0
Income tax operating loss carry forward expiration year					Dec. 31, 2036
Valuation allowance					$ 232,000
Income tax (benefit) expense	$ 15,193,000	$ 111,000	$ 26,893,000	$ 250,000	(5,575,000)	$ 604,000	$ (158,000)
Effective tax rate	36.60%	0.00%	36.60%	0.00%
Significant change to unrecognized tax benefits in next twelve months	$ 0		$ 0
IPO And Related Restructuring Transactions [Member]
Income Tax Disclosure [Abstract]
Deferred tax liabilities					117,300,000
Domestic Tax Authority [Member]
Income Tax Disclosure [Abstract]
Income tax operating loss carry forward					6,500,000
State and Local Jurisdiction [Member]
Income Tax Disclosure [Abstract]
Income tax operating loss carry forward					$ 2,000,000